Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of cash and cash equivalents [text block]
3.	Cash and Cash Equivalents

The Company’s cash and cash equivalents at December 31, 2018 consisted of cash of $739,000 and cash equivalents of $8,514,000 (December 31, 2017 - cash of $1,620,000 and cash equivalents of $11,359,000).